Total Capital and Net Income Per Unit Partnership Units and Net Income Per Common Unit (Details) - USD ($) shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020	May 11, 2020	Dec. 31, 2019
Capital Unit [Line Items]
Limited Partners' Capital Account, Units Issued	87,000		77,500
Common Unit, Issuance Value		$ 122,600
General partner	$ (46,081)	$ 2,300	$ (50,241)
Public | Teekay Lng [Member]
Capital Unit [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest	58.60%
Limited Partners | Teekay Lng [Member]
Capital Unit [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest	98.20%
Parent Company [Member] | Teekay Lng [Member]
Capital Unit [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	1.80%
Teekay Lng [Member]
Capital Unit [Line Items]
Limited Partners' Capital Account, Units Issued		10,750